Vaughan Nelson Emerging Markets Opportunities Fund
SCHEDULE OF INVESTMENTS
As of July 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 97.1%
	BRAZIL — 6.6%
99,925	Banco ABC Brasil S.A.	$332,755
127,542	GPS Participacoes e Empreendimentos S.A. [1]	305,908
46,305	Hypera S.A.	381,154
58,017	Intelbras S.A. Industria de Telecomunicacao Eletronica Brasileira	304,880
40,251	SLC Agricola S.A.	343,068
93,796	Vamos Locacao de Caminhoes Maquinas e Equipamentos S.A.	246,541
		1,914,306
	CANADA — 1.4%
38,111	Fairfax India Holdings Corp. *,1	419,031
	CHINA — 11.7%
7,627	Autohome, Inc. - ADR	272,208
448,507	China Yongda Automobiles Services Holdings Ltd.	386,732
169,192	ENN Natural Gas Co., Ltd. - Class A	433,708
296,200	Focus Media Information Technology Co., Ltd. - Class A	260,263
85,074	Haier Smart Home Co., Ltd. - Class H	272,280
111,235	Haitian International Holdings Ltd.	266,199
29,290	Hangzhou Tigermed Consulting Co., Ltd. - Class H [1]	304,223
68,595	Longshine Technology Group Co., Ltd. - Class A	313,511
45,338	Lufax Holding Ltd. - ADR	207,648
333,750	Topsports International Holdings Ltd. [1]	278,385
182,640	Yadea Group Holdings Ltd. [1]	393,889
		3,389,046
	COLOMBIA — 1.0%
23,640	Geopark Ltd.	299,282
	HONG KONG — 2.5%
337,320	Far East Horizon Ltd.	278,033
572,974	WH Group Ltd. [1]	433,933
		711,966
	INDIA — 17.7%
106,866	Aegis Logistics Ltd.	350,049
155,806	Aster DM Healthcare Ltd. *,1	452,168
44,075	Cholamandalam Financial Holdings Ltd.	352,332
29,125	Cyient Ltd.	304,846
308,719	Federal Bank Ltd.	417,411
153,212	India Grid Trust [1]	273,365
22,464	KEI Industries Ltd.	352,563
28,674	Mahindra & Mahindra Ltd.	423,085
37,801	Quess Corp. Ltd. [1]	282,648
142,630	Redington India Ltd.	225,158
77,895	SIS Ltd. *	440,636

Vaughan Nelson Emerging Markets Opportunities Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INDIA (Continued)
57,540	Sobha Ltd.	$510,677
40,364	UPL Ltd.	378,676
4,395	WNS Holdings Ltd. - ADR *	381,091
		5,144,705
	INDONESIA — 4.6%
5,339,240	Metrodata Electronics Tbk P.T.	214,182
6,213,467	Mitra Adiperkasa Tbk P.T. *	373,210
12,569,143	Pakuwon Jati Tbk P.T.	386,671
168,889	United Tractors Tbk P.T.	369,092
		1,343,155
	LUXEMBOURG — 2.3%
7,315	Befesa S.A. [1]	338,845
94,310	L'Occitane International S.A.	321,726
		660,571
	MEXICO — 4.5%
167,745	Corp Inmobiliaria Vesta S.A.B. de C.V.	330,380
462,252	Genomma Lab Internacional S.A.B. de C.V. - Class B	429,701
210,991	GMexico Transportes S.A.B. de C.V. [1]	355,007
152,455	Grupo Traxion S.A.B. de C.V. *,1	190,779
		1,305,867
	NETHERLANDS — 1.1%
8,825	OCI N.V.	306,383
	PHILIPPINES — 1.8%
69,156	ACEN Corp.	10,516
23,052	Ayala Corp.	259,620
436,814	Puregold Price Club, Inc.	239,364
		509,500
	POLAND — 1.1%
15,587	LiveChat Software S.A.	333,984
	SAUDI ARABIA — 1.2%
11,163	Leejam Sports Co. JSC	335,485
	SINGAPORE — 0.5%
5,960	Karooooo Ltd. *	159,728
	SOUTH AFRICA — 5.3%
325,545	Advtech Ltd.	322,215
20,451	Bid Corp. Ltd.	376,535
32,672	Bidvest Group Ltd.	420,254

Vaughan Nelson Emerging Markets Opportunities Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	SOUTH AFRICA (Continued)
161,735	DataTec Ltd.	$427,873
		1,546,877
	SOUTH KOREA — 12.5%
20,665	Cheil Worldwide, Inc.	362,875
12,161	Doosan Bobcat, Inc.	292,103
11,577	Duk San Neolux Co., Ltd. *	287,625
11,650	Fila Holdings Corp.	273,199
2,459	Hansol Chemical Co., Ltd.	416,367
11,827	KB Financial Group, Inc.	439,869
25,085	NICE Information Service Co., Ltd.	305,057
4,324	Osstem Implant Co., Ltd.	369,790
2,712	Samsung Electro-Mechanics Co., Ltd.	298,644
11,519	SaraminHR Co., Ltd.	302,703
1,588	Soulbrain Co., Ltd.	285,617
		3,633,849
	TAIWAN — 12.3%
81,200	Chroma ATE, Inc.	468,815
39,232	Elite Material Co., Ltd.	219,660
58,380	Ennoconn Corp.	422,400
25,666	King Slide Works Co., Ltd.	390,975
335,035	King Yuan Electronics Co., Ltd.	441,972
176,786	Lite-On Technology Corp.	387,903
18,024	Lotes Co., Ltd.	422,818
14,931	Wiwynn Corp.	369,341
119,940	Zhen Ding Technology Holding Ltd.	454,292
		3,578,176
	THAILAND — 1.5%
5,194,078	WHA Corp. PCL	426,250
	UNITED ARAB EMIRATES — 2.3%
286,883	Emaar Properties PJSC	430,524
102,848	Network International Holdings PLC *,1	251,484
		682,008
	UNITED KINGDOM — 2.6%
245,492	Helios Towers PLC *	431,584
16,485	Mondi PLC	312,198
		743,782
	UNITED STATES — 2.6%
39,270	Kosmos Energy Ltd. *	248,972

Vaughan Nelson Emerging Markets Opportunities Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED STATES (Continued)
240,040	Samsonite International S.A. *,1	$503,509
		752,481
	Total Common Stocks
	(Cost $27,842,689)	28,196,432

Principal Amount
	SHORT-TERM INVESTMENTS — 3.0%
$878,269	UMB Bank Demand Deposit, 0.01%[2]	878,269
	Total Short-Term Investments
	(Cost $878,269)	878,269
	TOTAL INVESTMENTS — 100.1%
	(Cost $28,720,958)	29,074,701
	Liabilities in Excess of Other Assets — (0.1)%	(31,185)
	TOTAL NET ASSETS — 100.0%	$29,043,516

ADR – American Depository Receipt
PCL – Public Company Limited
PJSC – Public Joint Stock Company
PLC – Public Limited Company

*Non-income producing security.
[1]Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $4,783,174, which represents 16.47% of total net assets of the Fund.
[2]The rate is the annualized seven-day yield at period end.